UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of principal executive offices) (Zip code)

Laurence K. Russian
ABS Investment Management LLC
537 Steamboat Road
Greenwich, Connecticut 06830
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Financial Statements

For the
Six Months Ended
October 31, 2016
(Unaudited)

ABS Long/Short Strategies Fund

TABLE OF CONTENTS

Schedule of Investments	1
Summary of Investments	3
Statement of Assets, Liabilities and Shareholders' Capital	4
Statement of Operations	5
Statements of Changes in Shareholders’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to the Financial Statements	10
Other Information	15

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS
As of October 31, 2016 (Unaudited)

	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*,a — 96.5%
ASIAN EQUITY LONG/SHORT — 7.4%
Kylin Offshore Fund Ltd.	$1,680,803	Quarterly	60 Days [c]
Pleiad Asia Offshore Feeder Fund	2,992,804	Quarterly	60 Days [b,c]
	4,673,607
EUROPEAN EQUITY LONG/SHORT — 6.8%
Horseman European Select Fund Ltd. Class A	1,227,587	Monthly	30 Days
Pelham Long/Short Fund Ltd. Class A Sub Class 1	3,084,798	Monthly	90 Days [c]
	4,312,385
EVENT DRIVEN — 1.2%
Roystone Capital Offshore Fund Ltd. - Class A	728,468	Quarterly	90 Days [b]

GLOBAL EQUITY LONG/SHORT — 31.5%
Cooper Square Offshore Fund, Ltd.	2,293,068	Quarterly	60 Days
Lansdowne Developed Markets Fund Limited Class N	2,882,422	Monthly	90 Days
Marianas Fund Ltd. Class A NV	1,136,898	Quarterly	60 Days
Marianas Fund Ltd. Class B NV	1,505,559	Quarterly	60 Days
Riposte Global Opportunity Fund, L.P.	2,164,454	Quarterly	45 Days
Soroban Fund L.L.C.	2,819,781	Quarterly	60 Days [b]
Suvretta Partners, L.P. - Class A	3,142,962	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	3,925,602	Quarterly	60 Days [b]
	19,870,746
HEALTH CARE EQUITY LONG/SHORT — 10.5%
Camber Capital Fund L.P.	4,064,551	Monthly	60 Days
Senzar Healthcare International Fund, Ltd.	2,586,869	Monthly	30 Days
	6,651,420
JAPAN EQUITY LONG/SHORT — 4.1%
Indus Japan Fund, Ltd. Class A	2,601,490	Quarterly	30 Days

REAL ESTATE LONG/SHORT — 3.7%
Long Pond Offshore, Ltd.	2,321,854	Quarterly	60 Days

TMT EQUITY LONG/SHORT — 13.0%
Ardmore Global Offshore Fund, Ltd. Class A Strategic A Sub Class	1,815,433	Quarterly	45 Days
Light Street Xenon, Ltd. - Class A N	2,364,620	Quarterly	45 Days
Seligman Tech Spectrum Fund L.L.C.	4,036,126	Monthly	30 Days
	8,216,179

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT — 14.1%
Altimeter Offshore Ltd.	$1,910,850	Semi-Annually	60 Days
Anchor Bolt Fund, L.P. - Limited Partner C	1,782,592	Quarterly	60 Days
Lakewood Capital Offshore Fund, Ltd. - Class A Sub-Class 1	2,860,193	Quarterly	60 Days
Pagoda International, Ltd.	2,370,366	Quarterly	45 Days
	8,924,001
U.S. SMALL CAP EQUITY LONG/SHORT — 4.2%
ACK Asset Partners II, L.P.	2,633,472	Quarterly	45 Days

TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 96.5% (Cost $55,896,795)	60,933,622
TOTAL INVESTMENTS — 96.5% (Cost $55,896,795)	60,933,622
Other Assets in Excess of Liabilities — 3.5%	2,230,124
SHAREHOLDERS' CAPITAL — 100.0%	$63,163,746

*	All Portfolio Funds are non-income producing securities.

[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale.

[b]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SUMMARY OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Security Type/Country of Domicile	Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	55.9%
United States	32.7%
Bermuda	4.9%
British Virgin Islands	3.0%
Total Investments in Portfolio Funds	96.5%
Total Investments	96.5%
Other Assets in Excess of Liabilities	3.5%
Shareholders' Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF ASSETS, LIABILITIES AND SHAREHOLDERS’ CAPITAL
As of October 31, 2016 (Unaudited)

Assets:
Investments in Portfolio Funds, at fair value (cost $55,896,795)	$60,933,622
Cash	2,262,579
Receivable for investments sold	86,371
Deferred offering costs	31,824
Total assets	63,314,396

Liabilities:
Capital withdrawals	25,055
Professional fees payable	54,159
Management fees payable	29,281
Distribution and service fees (Note 6)	179
Accounting and administration fees payable	17,027
Directors' fees payable	8,333
Accrued offering costs	1,963
Accrued other expenses	14,653
Total liabilities	150,650

Shareholders' Capital	$63,163,746

Components of Shareholders' Capital:
Paid-in capital (unlimited shares authorized, 1,000,000 shares registered, $0.001 par value)	$58,691,487
Accumulated net investment loss	(527,006)
Accumulated net realized loss on investments	(37,562)
Accumulated net unrealized appreciation on investments	5,036,827
Shareholders' Capital	$63,163,746

Shareholders’ Capital:
Founders' Shares	$62,302,586
Institutional Shares	861,160
Shareholders’ Capital	$63,163,746

Shares of Beneficial Interest Issued and Outstanding:
Founders' Shares	654,295
Institutional Shares	8,370
Total Shares Outstanding	662,665

Net Asset Value, Offering Price and Redemption Proceeds per Share:
Founders' Shares	$95.2209
Institutional Shares	$102.8905

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2016 (Unaudited)

Investment Income:
Interest	$1
Total investment income	1

Expenses:
Management fees	310,513
Offering costs	92,818
Professional fees	54,500
Accounting and administration fees	46,454
Other fees	20,953
Transfer agent fees and expenses	20,275
Custodian fees	5,267
Directors' fees	5,000
Distribution and service fees (Note 6)	554
Total expenses	556,334
Management fees waived	(217,142)
Net expenses	339,192
Net investment loss	(339,191)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(72,599)
Net change in unrealized appreciation on investments	1,353,574
Net realized and unrealized gain on investments	1,280,975

Net Increase in Shareholders' Capital from Operations	$941,784

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENTS OF CHANGES IN SHAREHOLDERS’ CAPITAL

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Period January 4, 2016* through April 30, 2016
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(339,191)	$(187,815)
Net realized gain (loss)	(72,599)	35,037
Net change in unrealized appreciation (depreciation) on investments	1,353,574	(2,913,010)
Net increase (decrease) in Shareholders' Capital from operations	941,784	(3,065,788)

Capital Transactions:
Proceeds from sale of shares:
Founders' shares	5,345,000	15,746,025
Institutional shares	850,000 [1]	—
Founders' shares issued in connection with reorganization of the predecessor fund (Note 1)	—	44,752,356
Payments for shares repurchased:
Founders' shares	(901,096)	(604,535)
Net increase in Shareholders' Capital from capital transactions	5,293,904	59,893,846

Total increase in Shareholders' Capital	6,235,688	56,828,058

Shareholders' Capital:
Beginning of period	56,928,058	100,000
End of period	$63,163,746	$56,928,058

Accumulated net investment loss	$(527,006)	$(187,815)

Capital Share Transactions:
Shares sold:
Founders' shares	57,028	164,690
Institutional shares	8,370 [1]	—
Founders' shares issued in connection with reorganization of the predecessor fund (Note 1)	—	447,524
Shares repurchased:
Founders' shares	(9,536)	(6,411)
Net increase in capital share transactions	55,862	605,803

*	Commencement of Operations.

[1]	Reflects operations for the period July 1, 2016 (Institutional Shares commencement of operations) through October 31, 2016.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2016 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders' Capital from operations	$941,784
Adjustments to reconcile net increase in Shareholder's Capital from operations to net cash used for operating activities:
Purchases of long-term investments	(8,300,000)
Proceeds from investments sold	1,727,402
Net realized loss on investments	72,599
Net change in unrealized appreciation on investments	(1,353,574)
Changes in operating assets and liabilities:
Decrease in Portfolio Funds purchased in advance	1,600,000
Decrease in receivable for investments sold	1,249,526
Decrease in receivable from predecessor fund	1,388,437
Decrease in deferred offering costs	81,668
Decrease in sale of shares received in advance	(1,910,000)
Decrease in capital withdrawals	(579,480)
Decrease in accrued offering costs	(92,817)
Decrease in management fees payable	(38,071)
Increase in distribution and service fees	179
Decrease in professional fees payable	(1,050)
Decrease in accounting and administration fees payable	(633)
Increase in directors' fees payable	5,000
Increase in accrued other expenses payable	4,053
Net cash used for operating activities	(5,204,977)

Cash flows from financing activities
Proceeds from sale of shares	6,195,000
Payments for shares repurchased	(901,096)
Net cash provided by financing activities	5,293,904

Net increase in cash	88,927

Cash:
Beginning of period	2,173,652
End of period	$2,262,579

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

FINANCIAL HIGHLIGHTS
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Period January 4, 2016* through April 30, 2016
Net asset value, beginning of period	$93.8163	$100.0000
Net Increase (Decrease) in Shareholders' Capital from Operations
Net investment loss	(0.4916)	(0.3095)
Net realized and unrealized gain (loss) on investments	1.8962	(5.8742)
Net Increase (Decrease) in Shareholders' Capital from Operations	1.4046	(6.1837)

Net asset value, end of period	$95.2209	$93.8163

Total Return(1)	1.50%	(6.18)%

Ratios and Supplemental Data:
Shareholders' Capital, end of period (in thousands)	$62,303	$56,928

Net investment loss to average Shareholders' Capital(2)	(1.10)%	(1.10)%
Ratio of gross expenses to average Shareholders' Capital(2)(3)	1.80%	2.33%
Ratio of expense waiver to average Shareholders' Capital(2)	(0.70)%	(1.23)%
Ratio of net expenses to average Shareholders' Capital(2)	1.10%	1.10%
Portfolio Turnover(1)	3%	0%

*	Commencement of Operations.

(1)	Not annualized.

(2)	Annualized.

(3)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

FINANCIAL HIGHLIGHTS
Institutional Shares

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period July 1, 2016* through October 31, 2016 (Unaudited)
Net asset value, beginning of period	$100.0000
Net Increase in Shareholders' Capital from Operations
Net investment loss	(0.3367)
Net realized and unrealized gain on investments	3.2272
Net Increase in Shareholders' Capital from Operations	2.8905

Net asset value, end of period	$102.8905

Total Return(1)	2.89%

Ratios and Supplemental Data:
Shareholders' Capital, end of period (in thousands)	$861

Net investment loss to average Shareholders' Capital(2)	(1.35)%
Ratio of gross expenses to average Shareholders' Capital(2)(3)	2.05%
Ratio of expense waiver to average Shareholders' Capital(2)	(0.70)%
Ratio of net expenses to average Shareholders' Capital(2)	1.35%
Portfolio Turnover(1)	3%

*	Commencement of Operations.

(1)	Not annualized.

(2)	Annualized.

(3)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2016 (Unaudited)

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Fund. This exchange was nontaxable, whereby the Fund issued 447,524 shares for the net assets of the Predecessor Fund on January 4, 2016. Total assets with a fair market value of $44,752,356 including securities of the Predecessor Fund with a fair value of $40,243,919 (identified cost of investments transferred $33,647,656) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

At October 31, 2016, the Fund offered two classes of shares known as the Founders’ Shares (“Founders’ Shares”) and the Institutional Shares (“Institutional Shares”). The Institutional Shares commenced operations on July 1, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, maybe considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1

Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of investments in Level 1 generally include listed equities and listed derivatives.

Level 2

Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, and fair value that is determined through the use of models or other valuation methodologies. Investments in this category generally include corporate bonds and loans, less liquid and restricted equity securities, and certain over-the-counter derivatives. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3

Inputs that are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Investments in this category generally include equity and debt positions in private companies.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient.

Accounting Standards Update No. 2015-07 Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) amends the fair value accounting rules to remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The Fund has adopted this update and as a result of adopting it, investments in Portfolio Funds with a fair value of $60,933,622 are excluded from the fair value hierarchy as of October 31, 2016.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 3 and offering costs are being amortized over twelve months on a straight-line basis.

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period January 4, 2016 (commencement of operations) through April 30, 2016 and for the six months ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

As of April 30, 2016, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$4,466,649
Gross unrealized depreciation	(783,396)
Net unrealized appreciation/(depreciation)	$3,683,253
Cost of investments	$49,396,796

There are no differences between cost and unrealized amounts for financial statement and federal income tax purposes as of April 30, 2016 because the Fund did not complete its first tax year end until September 30, 2016.

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% and Institutional Shares to 1.35% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed, including the Fund’s organizational and offering costs, and/or fees reduced by the Adviser, for a period of three fiscal years following the end of the fiscal year during which such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until August 30, 2019 and may be terminated or extended at any time by the Board. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

For the six months ended October 31, 2016, the Adviser waived management fees totaling $217,142. The Adviser may recover from the Fund fees and/or expenses previously waived and/or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Adviser is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the end of the fiscal year in which such reimbursements occurred. At October 31 2016, the amount of these potentially recoverable expenses was $426,354. The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2019	$209,212
2020	217,142
Total	$426,354

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At October 31, 2016, Shareholders who are affiliated with the Adviser owned approximately 5% of Shareholders’ Capital of the Fund.

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. DISTRIBUTION AND SERVICE PLAN

Pursuant to the conditions of an exemptive order issued by the SEC, the Institutional Shares have adopted a plan in compliance with the provisions of Rule 12b-1 under the Investment Company Act with respect to Institutional Shares (the “Distribution and Service Plan”). Pursuant to the Distribution and Service Plan, the Adviser receives an ongoing service fee at an annualized rate of 0.25% of the month-end net assets of the Fund attributable to Institutional Shares for personal services provided to Shareholders and/or the maintenance of Shareholder accounts including, among others, responding to Shareholder inquires and providing information on their investments in the Fund. This fee is paid out of the Fund’s assets and will decrease the net profits or increase the net losses of the Fund. The Founders’ Shares are not subject to any service fees under the Distribution and Service Plan.

7. REPURCHASES OF SHARES

Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2016 (Unaudited)

8. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2016, the purchase and sale of investments, excluding short-term investments, were $8,300,000 and $1,727,402, respectively.

9. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited)
October 31, 2016

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.
(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 3, 2017

By (Signature and Title)*	/s/ David J. Finn
David J. Finn, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	January 3, 2017

*	Print the name and title of each signing officer under his or her signature.